Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 74,853	$ 59,006	$ 95,898
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	95,822	77,505	71,622
Amortization and write-off of deferred financing cost and discount	3,091	4,035	787
Amortization of deferred drydock and special survey costs	761	0	25
Changes in operating assets and liabilities:
Net decrease/(increase) in restricted cash	223	(2)	(3)
Decrease/(increase) in accounts receivable	3,020	(8,520)	(2,943)
Decrease/(increase) in prepaid expenses and other current assets	193	(1,069)	1,583
(Increase)/decrease in other long-term assets and investment in affiliates	(9)	188	(202)
Increase in accounts payable	653	1,081	68
(Decrease)/increase in accrued expenses	(253)	277	613
Increase/(decrease) in deferred voyage revenue	1,313	(6,115)	(6,038)
Increase/(decrease) in amounts due to related parties	1,423	(21,544)	17,671
Payments for dry dock and special survey costs	(9,429)	0	0
Net cash provided by operating activities	171,661	104,842	179,081
INVESTING ACTIVITIES:
Acquisition of vessels	(156,221)	(341,193)	(46,307)
Acquisition of vessels from related parties	0	0	(42,198)
Deposits for acquisition of vessels, net of transfers to vessel acquisitions	(10)	(7,271)	0
Acquisition of intangibles from related parties	0	0	(21,193)
Investment in affiliates	0	(500)	0
Loans receivable from affiliates	(470)	(280)	0
Increase in restricted cash	0	(98,179)	0
Release of restricted cash for vessel acquisitions	33,429	64,750	0
Net cash used in investing activities	(123,272)	(382,673)	(109,698)
FINANCING ACTIVITIES:
Cash distributions paid	(138,994)	(122,382)	(106,878)
Net proceeds from issuance of general partner units	2,233	3,167	1,472
Proceeds from issuance of common units, net of offering costs	104,499	148,022	68,563
Proceeds from long-term debt	56,000	434,500	44,000
Net decrease/(increase) in restricted cash	0	28,354	(21,058)
Repayment of long-term debt and payment of principal	(7,060)	(201,412)	(70,340)
Debt issuance costs	(918)	(9,204)	(1,088)
Net cash provided by/(used in) financing activities	15,760	281,045	(85,329)
Increase/(decrease) in cash and cash equivalents	64,149	3,214	(15,946)
Cash and cash equivalents, beginning of period	35,346	32,132	48,078
Cash and cash equivalents, end of period	99,495	35,346	32,132
Supplemental disclosures of cash flow information
Cash interest paid	25,870	13,324	9,957
Non-cash financing activities
Due to related parties	253	0	0
Acquisition of vessels	$ (253)	$ 0	$ 0